Note 11 - Stock Options - Summary of Information About Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares	Mar. 31, 2018 $ / shares
Statement Line Items [Line Items]
Options outstanding	4,155,084	4,130,000	3,275,000	2,175,000
Options outstanding, weighted average remaining contractual life (Year)	6 years 131 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.96	$ 1.56	$ 1.67	$ 2.11
Options exercisable	3,158,810
Options exercisable, weighed average exercise price (in CAD per share)	$ 1.69
Range one [member]
Statement Line Items [Line Items]
Options outstanding	2,055,000
Options outstanding, weighted average remaining contractual life (Year)	7 years 178 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.17
Options exercisable	1,477,500
Options exercisable, weighed average exercise price (in CAD per share)	$ 1.15
Range two [member]
Statement Line Items [Line Items]
Options outstanding	1,650,000
Options outstanding, weighted average remaining contractual life (Year)	595 years
Options outstanding, weighted average exercise price (in CAD per share)	$ 2.08
Options exercisable	1,650,000
Options exercisable, weighed average exercise price (in CAD per share)	$ 2.08
Range three [member]
Statement Line Items [Line Items]
Options outstanding	450,084
Options outstanding, weighted average remaining contractual life (Year)	2 years 259 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 5.14
Options exercisable	31,310
Options exercisable, weighed average exercise price (in CAD per share)	$ 5.11
Bottom of range [member] | Range one [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	1
Bottom of range [member] | Range two [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	2
Bottom of range [member] | Range three [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	3
Top of range [member] | Range one [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	1.99
Top of range [member] | Range two [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	2.99
Top of range [member] | Range three [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	$ 5.19